RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restatement Of Previously Issued Financial Statements
Intangible Assets and Accumulated Deficit		$ 35,496
Accumulated deficit		115,418
Impairment expense		1,861,833
Loss on asset write-off		612,072
Contractual obligations		$ 1,225,427